Cover	6 Months Ended
Sep. 30, 2020
Cover [Abstract]
Entity Registrant Name	Nascent Biotech Inc.
Entity Central Index Key	0001622057
Document Type	S-1
Amendment Flag	false
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Filer Category	Non-accelerated Filer
Entity Ex Transition Period	false